united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-231128

Centerstone Investors Trust

(Exact name of registrant as specified in charter)

135 5th Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

Corporate Trust Center

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-503-5789

Date of fiscal year end: 3/31

Date of reporting period: 12/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019
Shares	Security			Market Value

	COMMON STOCK - 73.70%
	CANADA - 1.83%
142,563	TC Energy Corp.			$ 7,592,821

	CHILE - 1.68%
316,306	Cia Cervecerias Unidas SA			6,000,325
102,546,552	Vina San Pedro Tarapaca SA			978,484
				6,978,809
	DENMARK - 1.43%
247,714	ISS A/S			5,943,857

	FINLAND - 2.15%
809,592	Wartsila OYJ Adp			8,944,980

	FRANCE - 5.91%
56,962	Air Liquide SA			8,063,462
41,184	Eiffage SA			4,712,004
164,509	Cie Plastic Omnium SA			4,594,793
40,140	Schneider Electric SE			4,119,793
26,080	Sodexo SA			3,090,680
				24,580,732
	GERMANY - 8.35%
138,249	Brenntag AG			7,517,987
155,529	Norma Group SE			6,629,365
203,169	Hamburger Hafen und Logistik AG			5,592,538
59,177	Fraport AG Frankfurt Airport Services Worldwide			5,030,191
56,107	Bayerische Motoren Werke AG			4,603,085
62,696	Hornbach Holding AG & Co. KGaA			4,536,036
31,679	Hornbach Baumarkt AG			835,057
				34,744,259
	HONG KONG - 4.94%
5,851,165	Kerry Logistics Network Ltd.			10,046,917
1,096,655	Hongkong Land Holdings Ltd.			6,305,766
1,071,900	Hysan Development Co. Ltd.			4,202,423
				20,555,106
	INDONESIA - 1.51%
1,076,835	Gudang Garam Tbk PT			4,111,093
1,577,262	Indocement Tunggal Prakarsa Tbk PT			2,161,528
				6,272,621
	IRELAND - 1.75%
140,551	Perrigo Co. PLC			7,260,865

	ISRAEL - 0.64%
565,400	Israel Chemicals Ltd.			2,660,571

	JAPAN - 5.62%
229,275	Mitsubishi Estate Co. Ltd.			4,409,094
165,051	Nagaileben Co. Ltd. *			3,645,690
100,334	Aica Kogyo Co. Ltd. *			3,347,391
20,152	Shimano, Inc.			3,295,762
555,723	Ichiyoshi Securities Co. Ltd.			3,293,780
14,896	FANUC Corp.			2,787,131
121,905	Sekisui Jushi Corp. *			2,599,547
				23,378,395
	MALAYSIA - 1.02%
2,869,000	Genting Bhd.			4,243,357

	NETHERLANDS - 1.99%
152,951	Koninklijke Vopak NV			8,291,747

	SINGAPORE - 0.84%
427,369	Oversea-Chinese Banking Corp. Ltd.			3,488,986

	SPAIN - 0.67%
1,822,550	Prosegur Cash SA			2,776,235

	SWEDEN - 3.88%
159,934	Loomis AB			6,621,833
664,479	Mekonomen AB *			6,601,266
62,629	ICA Gruppen AB			2,923,380
				16,146,479
Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares	Security			Market Value

	COMMON STOCK - 73.70% (continued)
	SWITZERLAND - 5.00%
13,999	Roche Holding AG			$ 4,541,936
46,810	Novartis AG			4,444,967
56,284	Cie Financiere Richemont SA			4,423,394
15,263	Swatch Group AG			4,258,121
28,731	Nestle SA			3,110,595
				20,779,013
	THAILAND - 3.26%
1,496,400	Bangkok Bank PCL			7,968,144
65,350	Bangkok Bank PCL (NVDR)			349,071
825,160	Siam City Cement PCL			5,234,083
				13,551,298
	UNITED KINGDOM - 0.99%
4,982,903	Lloyds Banking Group PLC			4,125,226

	UNITED STATES - 20.24%
67,391	Mohawk Industries, Inc. *			9,190,785
130,063	Henry Schein, Inc. *			8,677,803
379,304	Mosaic Co,			8,208,139
92,626	Colgate-Palmolive Co.			6,376,374
15,150	WW Grainger, Inc.			5,128,578
455,000	General Electric Co.			5,077,800
80,400	Dentsply Sirona, Inc.			4,549,836
56,000	State Street Corp.			4,429,600
24,101	3M Co.			4,251,898
311,217	Covetrus, Inc. *			4,108,064
53,785	Emerson Electric Co.			4,101,644
27,740	Scotts Miracle-Gro Co.			2,945,433
270,940	PHI, Inc. *#+			2,851,999
12,293	McDonald's Corp.			2,429,220
12,811	Carlisle Cos., Inc.			2,073,332
33,692	TJX Cos., Inc.			2,057,234
4,596	O'Reilly Automotive, Inc. *			2,014,243
32,743	Brunswick Corp.			1,963,925
31,326	Sonoco Products Co.			1,933,441
20,639	CarMax, Inc. *			1,809,421
				84,178,769

	TOTAL COMMON STOCK (Cost - $295,835,621)			306,494,126

Principal		Coupon	Maturity

	BONDS & NOTES - 3.73%
	SWITZERLAND - 0.17%
$ 700,000	UBS Group Funding Switzerland AG, Quarterly US LIBOR +1.7800 144A**	3.77%	4/14/2021	713,136

	UNITED STATES - 3.56%
2,352,000	TJX Cos., Inc.	2.75%	6/15/2021	2,380,955
2,083,000	American Electric Power Co., Inc.	2.15%	11/13/2020	2,087,077
2,000,000	Apple, Inc., Quarterly US LIBOR +0.5000 **	2.40%	2/9/2022	2,016,498
1,700,000	Goldman Sachs Group, Inc., Quarterly US LIBOR +1.6000 **	3.51%	11/29/2023	1,760,860
1,500,000	JM Smucker Co.	2.50%	3/15/2020	1,501,199
1,500,000	Ford Moror Credit Co. LLC	2.68%	1/9/2020	1,500,116
1,146,000	Wells Fargo & Co., Quarterly US LIBOR +1.3400 **	3.24%	3/4/2021	1,160,074
1,000,000	United Technologies Corp.	1.90%	5/4/2020	999,513
713,000	O'Reilly Automotive, Inc.	4.88%	1/14/2021	729,261
500,000	Wells Fargo & Co., Quarterly US LIBOR +0.6800 **	2.62%	1/30/2020	500,278
150,000	CVS Health Corp., Quarterly US LIBOR +0.6300 **	2.52%	3/9/2020	150,118
				14,785,949

	TOTAL BONDS & NOTES (Cost - $15,448,855)			15,499,085

Shares
	EXCHANGE TRADED FUND - COMMODITY - 4.42%
128,609	SPDR Gold Shares *			18,378,226
	TOTAL EXCHANGE TRADED FUND - COMMODITY (Cost - $15,427,724)

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares	Security	Coupon	Maturity	Market Value

	PREFERRED STOCK - 2.14%
196,003	Goldman Sachs Group, Quarterly US LIBOR +0.7500 **	4.00%	Perpetual	$ 4,492,389
185,458	Bank of America Corp., Quarterly US LIBOR +0.5000 **	4.00%	Perpetual	4,463,974
	TOTAL PREFERRED STOCK - (Cost - $8,599,375)			8,956,363

	PRIVATE INVESTMENT FUND - 3.17%
8,389,676	Coast Capital Mercury Fund LP *#^			13,188,570
	TOTAL PRIVATE INVESTMENT FUND (Cost - $11,100,000)

	REAL ESTATE INVESTMENT TRUSTS - 2.48%
69,746	Ventas, Inc.			4,027,134
21,008	Unibail-Rodamco SE			3,314,373
204,068	Monmouth Real Estate Investment Corp.			2,954,905
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $11,503,341)			10,296,412

	SHORT-TERM INVESTMENT - 10.50%
	MONEY MARKET FUND - 10.50%
43,651,262	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.48% ^^			43,651,262
	TOTAL SHORT-TERM INVESTMENT (Cost - $43,651,262)

	TOTAL INVESTMENTS - 100.14% (Cost - $401,566,178)			$ 416,464,044
	LIABILITES IN EXCESS OF OTHER ASSETS - (0.14) %			(585,305)
	NET ASSETS - 100.00%			$ 415,878,739

LLC: Limited Liability Company
LP: Limited Partnership
NVDR: Non-Voting Depository Receipt
PCL: Public Company Limited
PLC: Public Limited Company
* Non-income producing security
# Security fair valued as of December 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities as of December 31, 2019 amounted to to $16,040,569, which represents approximately 3.86% of the net assets of the Fund. FirstGroup PLC (a security traded on the London Stock Exchange) is the only underlying holding of
Coast Capital Mercury Fund LP.
+ All or a portion is a restricted security.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $713,136 or 0.17% of the net assets.
** Floating rate security
^ Withdrawals are not permitted within 12 months of their contribution date and subject to an early redemption fee of 3% on redemptions made within 12 months to
24 months of their contribution date.
^^ Interest rate reflects seven-day effective yield on December 31, 2019.

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

As of December 31, 2019 the following Forward Foreign Currency Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement		Local Currency Amount	US $	US $	Unrealized
Foreign Currency	Date	Counterparty	Purchased/Sold	Equivalent	Value at December 31, 2019	Depreciation *
To Buy:
Hong Kong Dollar	1/2/2020	State Street Bank	1,749,119	$ 224,601	$ 224,468	$ (133)
Hong Kong Dollar	1/3/2020	State Street Bank	2,655,947	341,104	340,843	(261)
				$ 565,705	$ 565,311	$ (394)
* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of December 31, 2019.
Sector Allocation (based on total value of investments as of December 31, 2019) ^
Industrial					20.15%
Consumer Discretionary					18.32%
Consumer Staples					18.14%
Financial					14.88%
Short-Term Investment					10.48%
Materials					7.15%
Energy					4.50%
Gold					4.41%
Technology					1.47%
Utilities					0.50%
Total					100.00%

^ Percentages may differ from Portfolio of Investments which are based on Fund net assets.

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019
Shares	Security	Market Value
	COMMON STOCK - 84.71%
	CANADA - 2.71%
99,564	TC Energy Corp.	$ 5,302,719

	CHILE - 2.60%
225,627	Cia Cervecerias Unidas SA	4,280,144
84,677,397	Vina San Pedro Tarapaca SA	807,980
		5,088,124
	DENMARK - 2.05%
167,043	ISS A/S	4,008,169

	FINLAND - 3.22%
569,058	Wartsila OYJ Adp	6,287,380

	FRANCE - 9.41%
44,026	Air Liquide SA	6,232,260
29,867	Eiffage SA	3,417,187
119,302	Cie Plastic Omnium SA	3,332,146
28,665	Schneider Electric SE	2,942,050
20,728	Sodexo SA	2,456,427
		18,380,070
	GERMANY - 12.90%
98,734	Brenntag AG	5,369,159
112,447	Norma Group SE	4,793,011
149,212	Hamburger Hafen und Logistik AG	4,107,289
43,461	Fraport AG Frankfurt Airport Services Worldwide	3,694,292
45,915	Hornbach Holding AG & Co. KGaA	3,321,936
40,339	Bayerische Motoren Werke AG	3,309,459
22,938	Hornbach Baumarkt AG	604,645
		25,199,791
	HONG KONG - 7.55%
4,212,638	Kerry Logistics Network Ltd.	7,233,435
783,416	Hongkong Land Holdings Ltd.	4,504,642
766,900	Hysan Development Co. Ltd.	3,006,660
		14,744,737
	INDONESIA - 2.29%
757,965	Gudang Garam Tbk PT	2,893,726
1,153,313	Indocement Tunggal Prakarsa Tbk PT	1,580,535
		4,474,261
	IRELAND - 2.57%
97,064	Perrigo Co. PLC	5,014,326

	ISRAEL - 0.99%
409,127	Israel Chemicals Ltd.	1,925,206

	JAPAN - 8.48%
145,525	Mitsubishi Estate Co. Ltd.	2,798,532
111,024	Nagaileben Co. Ltd. *	2,452,327
409,077	Ichiyoshi Securities Co. Ltd.	2,424,606
71,181	Aica Kogyo Co. Ltd. *	2,374,775
104,945	Sekisui Jushi Corp. *	2,237,887
11,514	FANUC Corp.	2,154,338
12,938	Shimano, Inc.	2,115,947
		16,558,412
	MALAYSIA - 1.55%
2,044,000	Genting Bhd.	3,023,151

	NETHERLANDS - 3.02%
108,821	Koninklijke Vopak NV	5,899,381

	SINGAPORE - 1.27%
303,901	Oversea-Chinese Banking Corp. Ltd.	2,481,009

	SPAIN - 1.01%
1,301,337	Prosegur Cash SA	1,982,287

	SWEDEN - 6.23%
539,882	Mekonomen AB *	5,363,458
113,479	Loomis AB	4,698,432
45,365	ICA Gruppen AB	2,117,535
		12,179,425
Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares	Security	Market Value
	COMMON STOCK - 84.71% (continued)
	SWITZERLAND - 7.59%
9,963	Roche Holding AG	$ 3,232,467
40,695	Cie Financiere Richemont SA	3,198,245
32,952	Novartis AG	3,129,044
11,069	Swatch Group AG	3,088,066
20,080	Nestle SA	2,173,985
		14,821,807
	THAILAND - 4.80%
1,115,300	Bangkok Bank PCL	5,938,834
541,804	Siam City Cement PCL	3,436,724
		9,375,558
	UNITED KINGDOM - 1.51%
3,553,598	Lloyds Banking Group PLC	2,941,938

	UNITED STATES - 2.96%
267,087	Mosaic, Co.	5,779,763

	TOTAL COMMON STOCK (Cost - $164,259,265)	165,467,514

	EXCHANGE TRADED FUND - COMMODITY - 2.34%
32,052	SPDR Gold Shares *	4,580,231
	TOTAL EXCHANGE TRADED FUND - COMMODITY (Cost - $3,985,620)

	PRIVATE INVESTMENT FUND - 3.57%
4,435,630	Coast Capital Mercury Fund LP *#^	6,972,810
	TOTAL PRIVATE INVESTMENT FUND (Cost - $5,900,000)

	REAL ESTATE INVESTMENT TRUSTS - 1.42%
17,609	Unibail-Rodamco SE	2,778,122
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $3,935,278)

	SHORT-TERM INVESTMENT - 8.16%
	MONEY MARKET FUND - 8.16%
15,949,837	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.48% ^^	15,949,837
	TOTAL SHORT-TERM INVESTMENT (Cost - $15,949,837)

	TOTAL INVESTMENTS - 100.20% (Cost - $194,030,000)	$ 195,748,514
	LIABILITES IN EXCESS OF OTHER ASSETS - (0.20) %	(384,587)
	NET ASSETS - 100.00%	$ 195,363,927

LP: Limited Partnership
PCL: Public Company Limited
PLC: Public Limited Company
* Non-income producing security
# Security fair valued as of December 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities as of December 31, 2019 amounted to amounted to $6,972,810, which represents approximately 3.57% of the net assets of the Fund. FirstGroup PLC (a security traded on the London Stock Exchange) is the only underlying holding of Coast Capital Mercury Fund LP.
^ Withdrawals are not permitted within 12 months of their contribution date and subject to an early redemption fee of 3% on redemptions made within 12 months to
24 months of their contribution date.
^^ Interest rate reflects seven-day effective yield on December 31, 2019.

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

As of December 31, 2019 the following Forward Foreign Currency Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement		Local Currency Amount	US $	US $	Unrealized
Foreign Currency	Date	Counterparty	Purchased/Sold	Equivalent	Value at December 31, 2019	Depreciation *
To Buy:
Hong Kong Dollar	1/2/2020	State Street Bank	1,254,103	$ 161,037	$ 160,941	$ (96)
Hong Kong Dollar	1/3/2020	State Street Bank	1,904,253	244,563	244,376	(187)
				$ 405,600	$ 405,317	$ (283)
* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of December 31, 2019
Sector Allocation (based on total value of investments as of December 31, 2019) ^
Industrial					22.86%
Consumer Staples					19.64%
Consumer Discretionary					16.48%
Financial					13.73%
Materials					11.08%
Short-Term Investment					8.15%
Energy					5.72%
Gold					2.34%
Total					100.00%

^ Percentages may differ from Portfolio of Investments which are based on Fund net assets

Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Note 1 - Organization and Significant Accounting Policies

The Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively the “Funds”) are each a series of Centerstone Investors Trust, (the “Trust”) a Delaware statutory trust. The Trust is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified series of the Trust. The Centerstone Investors Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including the US market. The Centerstone International Fund seeks long-term growth of capital by investing in a range of securities and asset classes primarily from foreign (non-US) markets. Centerstone Investors, LLC (the “Advisor”), manages the Funds. The Funds’ inception date was May 3, 2016.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

a. Investment Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share as of the close of the New York Stock Exchange (“NYSE”), currently 4:00 pm Eastern Time (“ET”) (the “Valuation Time”), securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. If market quotations are not readily available at a Valuation Time, the Board has approved the use of a fair valuation pricing committee (the “Fair Value Committee”), to which it has delegated certain responsibilities. Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current mean price on such over-the-counter market, (and if there is only a bid or only an ask price on such date, valuation will be at such bid or ask price for long or short positions, respectively). Debt securities, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available, are generally priced at the current bid price. Debt securities may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances, valuations for a specific type of instrument will all be made through the same pricing agent.

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the Fair Value Committee in the case of securities for which the Fair Value Committee provides a fair value determination, at 4:00 pm ET or the nearest time prior to the Valuation Time, at which such foreign currency quotations are available.

Money market-type instruments that have a remaining maturity of 60 days or less are valued at bid prices from a pricing vendor, unless the Fair Value Committee believes another valuation is more appropriate.

Forward currency contracts shall be valued at the forward currency contract rates, determined at 4:00 pm ET or the nearest time prior to the Valuation Time, provided by a bank or dealer that the pricing agent or, if applicable, the Fair Value Committee believes to be reliable.

Securities in which the Funds invest may be traded in markets that close before the Valuation Time. Normally, developments that occur between the close of the foreign markets and the Valuation Time will not be reflected in a Fund’s NAV. However, the Funds may determine that such developments are significant that they will affect the value of a Fund’s securities, and the Fund may adjust the previous local closing prices to reflect fair value for these securities as of the Valuation Time. The Trustees have authorized the use of an independent fair valuation service. If the movement in the S&P 500 Index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model to fair value its foreign securities. The values assigned to a Fund’s foreign securities therefore may differ on occasion from reported market values.

The Trustees and the Advisor believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of the Valuation Time.

Fair Valuation Process — If market quotations are not readily available, or if, in the opinion of the Advisor, the prices or values available do not represent fair value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. The Fair Value Committee is composed of (a) the following standing members: (i) the Trust’s Treasurer or Assistant Treasurer, and (ii) a representative of the Administrator, and (b) on an ad hoc basis, a representative of the Advisor. The Fair Value Committee, at its discretion, may also include the Trust’s Chief Compliance Officer. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The Fair Value Committee may enlist such third party consultants or advisers (such as an accounting firm or Fair Value pricing specialist) as it determines may be desirable, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair  value  determinations  are  required  for  the  following  securities: (i) securities for which market quotations are not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Advisor, the prices or values available do not represent the fair value of the instrument based upon factors that may include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect  the value thereof has occurred subsequent to the determination of the closing prices reported on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value; (v) stale prices – securities whose prices have been stale for 20 or more consecutive business days; (vi) mutual funds that do not provide timely NAV information; (vii) interests in a commodity pool or a managed futures pool; and (viii) restricted securities, such as private investments or non-traded securities. The Fair Value Committee may determine the fair value of a restricted security using the following factors: (a) the type of security; (b) the cost at date of purchase; (c) the size and nature of the Funds’ holdings; (d) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (e) information as to any transactions or offers with respect to the security; (f) the nature and duration of restrictions on disposition of the security and the existence of any registration rights as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (g) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (h) the level of recent trades of similar or comparable securities; (i) the liquidity characteristics of the security; (j) current market conditions; (k) the market value of any securities into which the security is convertible or exchangeable; (l) the security’s embedded option values; and (m) information about the financial condition of the issuer and it’s prospects.

Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the period ended as of December 31, 2019, for the Funds’ assets and liabilities measured at fair value:

Centerstone Investors Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 303,642,127	$ -	$ 2,851,999	$ 306,494,126
Bonds & Notes	-	15,499,085	-	15,499,085
Exchange Traded Fund - Commodity	18,378,226	-	-	18,378,226
Preferred Stock	8,956,363	-	-	8,956,363
Private Investment Fund	-	13,188,570	-	13,188,570
Real Estate Investment Trusts	10,296,412	-	-	10,296,412
Short-Term Investment	43,651,262	-	-	43,651,262
Total Assets	$ 384,924,390	$ 28,687,655	$ 2,851,999	$ 416,464,044

Liabilities - Derivatives
Forward Foreign Currency Contracts **	$ -	$ 394	$ -	$ 394

Centerstone International Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 165,467,514	$ -	$ -	$ 165,467,514
Exchange Traded Fund - Commodity	4,580,231	-	-	4,580,231
Private Investment Fund	-	6,972,810	-	6,972,810
Real Estate Investment Trusts	2,778,122	-	-	2,778,122
Short-Term Investment	15,949,837	-	-	15,949,837
Total Assets	$ 188,775,704	$ 6,972,810	$ -	$ 195,748,514

Liabilities - Derivatives
Forward Foreign Currency Contracts **	$ -	$ 283	$ -	$ 283

* Refer to the Portfolio of Investments for country classification.
** Forward Foreign Currency Contracts are valued at gross unrealized depreciation on the investment.

The following is a reconciliation of assets in which level 3 inputs were used in determining value of the security PHI, Inc.:

	Common Stock
Beginning Balance 3/31/19 #	$ -
Total realized gain (loss) #	-
Unrealized appreciation (depreciation) #	(2,077,085)
Cost of Purchases #	4,929,084
Proceeds from Sales #	-
Amortization #	-
Net transfers in/out of level 3 #	-
Ending Balance 12/31/19 #	$ 2,851,999

Quantitative disclosures of unobservable inputs and assumptions used by the Centerstone Investors Fund are below.

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Market Value impact if input increases
Common Stock	$2,851,999	Ch. 11 Bankruptcy Plan Equity Value	Equity Value	Increase

Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

b. Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities

c. Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Funds may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds may also enter into forward currency contracts as an investment strategy consistent with the Fund’s investment objective.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

Forward foreign currency contracts outstanding, as of December 31, 2019, are listed after each Fund’s Portfolio of Investments. For the period ended December 31, 2019, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency contracts totaled $28,884,174 and $22,966,107 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
Represents cost for financial reporting purposes and is substantially identical for both book and federal income tax purposes. Net unrealized appreciation (depreciation) consisted of:

Centerstone Investors Fund
Gross unrealized appreciation:	$36,792,337
Gross unrealized depreciation:	(21,894,471)
Net unrealized appreciation:	$14,897,866

Centerstone International Fund
Gross unrealized appreciation:	$14,265,236
Gross unrealized depreciation:	(12,546,722)
Net unrealized appreciation:	$1,718,514

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centerstone Investors Trust

By

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 2/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 2/28/2020

By

/s/ Philip Santopadre

Philip Santopadre, Principal Financial Officer/Treasurer

Date 2/28/2020